OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 4. OTHER RECEIVABLES, NET

Other receivables consisted of the following:

	As of December 31,
	2019	2018
Rental deposit	$—	$7,712
Property management fee deposit	5,472	—
Due from third parties	2,150	77,986
Other receivable from customer in agent service	153,046	—
Total other receivables	160,668	85,698
Less: Provision for doubtful accounts	—	(72,852)
Other receivables, net	$160,668	$12,846

As of December 31, 2019, other receivable from customer in agent service was derived from coal sales agent services in which the Company had the right to collect money for the suppliers, and should pay the suppliers after receiving money from the customers.

As of December 31, 2018, the Company evaluated the collectability of loan to third parties and recorded an allowance of $72,852 for doubtful accounts. As of December 31, 2019, the Company reversed the allowance as the loan principal was fully collected in September 2019.